Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 2	$ 1	$ 1
Change in assets of consolidated investment management funds	317	253	25
Change in liabilities of consolidated investment management funds	0	2	0
Change in nonredeemable noncontrolling interests of consolidated investment management funds	43	189	53
Securities purchased not settled	174	22	0
Securities matured not settled	1,840	385	0
Available-for-sale securities transferred to held-to-maturity	0	6,067	13,800
Premises and equipment/capitalized software funded by finance lease obligations	0	0	27
Premises and equipment/operating lease obligations	251	307	97
Contingent consideration and residual interests from divestiture	0	222	0
Excise tax on share repurchases	$ 28	$ 0	$ 0